Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of accounting	Basis of accounting – The financial statements are prepared on the accrual method of accounting in accordance with U.S. generally accepted accounting principles ("GAAP").
Use of estimates
Use of estimates – The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment valuation
Investment valuation – Investments are stated at fair value, except for the Voya Fixed Account and Voya Fixed Account A (collectively, the “Voya Fixed Accounts”), which are stated at contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

Investment contracts
Investment contracts – The Plan holds investment contracts with the Voya Fixed Accounts which are maintained under a directed trust with Voya Institutional Trust Company (“Voya”). The Voya Fixed Accounts are fully benefit-responsive investment contracts and do not have any liquidity or redemption restrictions. Investment contracts held by a defined contribution plan are required to be reported at contract value. Contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.
Contributions to these contracts are maintained in a general account that is credited with earnings on the underlying investment and charged for participant withdrawals and administrative expenses. The contracts are included in the financial statements at contract value as reported to the Plan by Voya. Contract value represents contributions made under the contracts, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all, or a portion, of their investment at contract value. There are no reserves against contract value for credit risk.
There are no unfunded commitments. Under the terms of the contracts, the Plan Sponsor must provide a minimum of 90-day notice to Voya prior to redemption of the contracts.
The Plan’s ability to receive amounts due is dependent on the issuer’s ability to meet its financial obligations. The issuer’s ability to meet its contractual obligations may be affected by future economic and regulatory developments.
Certain events might limit the ability of the Plan to transact at contract value with the issuer. Such events include (1) amendments to the Plan documents (including complete or partial Plan termination or merger with another plan), (2) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions, (3) bankruptcy of the Plan Sponsor or other Plan Sponsor events (for example, divestitures or spinoffs of a subsidiary) that cause a significant withdrawal from the Plan, (4) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA, or (5) premature termination of the contract. Events that might limit the ability of the Plan to transact at contract value with the contract issuers and that would limit the ability of the Plan to transact at contract value with the participants are not probable of occurring.
In addition, certain events allow the issuer to terminate the contract with the Plan and settle at an amount different from the contract value. Such events include (1) an uncured violation of the Plan’s investment guidelines, (2) a breach of material obligation under the contract, (3) a material misrepresentation, or (4) a material amendment to the agreement without the consent of the issuer.

Income recognition
Income recognition – Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The net appreciation or depreciation in the fair value of investments consists of both the realized gains or losses and unrealized appreciation or depreciation of those investments.

Notes receivable
Notes receivable – Notes receivable from participants are measured at the unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable are recorded as distributions based on the terms of the plan document.
Contributions and contributions receivable - Contributions from participants are recorded based on the date the contributions are separated from a participant’s pay by the Employers, which is the pay date. Company contributions are recorded in the year earned to coincide with the year the Company records the contributions in its financial statements. Rollover contributions from participants are recorded based on the date the contributions are received by the Plan.

Payment of benefits	Payment of benefits – Participant withdrawals and termination payments are recorded when paid.
Administrative expenses
Administrative expenses – Certain expenses incurred for administering the Plan are paid by the Company, except for loan fees, distribution fees, investment consulting fees and certain Plan asset-related fees which are paid by the Plan. The Company also provides administrative services to the Plan at no charge. Administrative expenses and investment advisory fees paid by the Plan for 2025 totaled approximately $649,000. Investment advisory fees of approximately $407,000 are included within investment income on the statement of changes in net assets available for benefits.